Summary of significant accounting policies - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Significant Accounting Policies [Line Items]
Investments in non-public companies stated at cost	Investments in non-public companies in which Toyota does not exercise significant influence (generally less than a 20% ownership interest) are stated at cost.
Advertising costs	¥ 435,150	¥ 419,409	¥ 330,870
Research and development costs	1,004,547	910,517	¥ 807,454
Inventories, LIFO basis	402,180	323,249
Inventory increase had LIFO been replaced by FIFO basis	¥ 39,165	¥ 46,244
Intangible assets with a definite life, estimated useful lives	5 years
Maximum
Significant Accounting Policies [Line Items]
Cash equivalents maturity period	3 months
Building | Maximum
Significant Accounting Policies [Line Items]
Property, plant and equipment, estimated useful lives	65 years
Building | Minimum
Significant Accounting Policies [Line Items]
Property, plant and equipment, estimated useful lives	2 years
Machinery and equipment | Maximum
Significant Accounting Policies [Line Items]
Property, plant and equipment, estimated useful lives	20 years
Machinery and equipment | Minimum
Significant Accounting Policies [Line Items]
Property, plant and equipment, estimated useful lives	2 years
Assets Leased to Others | Maximum
Significant Accounting Policies [Line Items]
Property, plant and equipment, estimated useful lives	5 years
Assets Leased to Others | Minimum
Significant Accounting Policies [Line Items]
Property, plant and equipment, estimated useful lives	2 years
Automobile Loan | Maximum
Significant Accounting Policies [Line Items]
Contract period	7 years
Automobile Loan | Minimum
Significant Accounting Policies [Line Items]
Contract period	2 years
Finance leases | Maximum
Significant Accounting Policies [Line Items]
Contract period	5 years
Finance leases | Minimum
Significant Accounting Policies [Line Items]
Contract period	2 years